Net profit/(loss) per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock [Member]
Antidiluted securities	1,347,076	11,273,390	4,054,623
Stock Option [Member]
Antidiluted securities	5,279,732	20,246,077	0